Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities
Net loss for the period	€ (385,492)	€ (123,696)
Adjustments to reconcile consolidated net loss to net cash flows:
Income tax expense/(benefits)	83	(478)
Net interest	(1,106)	654
Depreciation, amortization and impairment	4,854	3,743
Expenses for share-based payments	14,517	12,272
Share of loss in a joint venture	1,165	1,457
Fair value changes of financial instruments and expected credit losses (ECL)	256,824	(16,320)
Income taxes paid	100	(39)
Change in provisions	(12)	1,475
Working capital adjustments:
Changes in trade and other payables	5,279	1,028
Changes in other assets and liabilities	1,766	(2,817)
Cash flow from operating activities	(102,022)	(122,721)
Cash flow from investing activities
Purchases of intangible assets	(26)	(103)
Purchases of and advance payments on property, plant and equipment	(8,238)	(2,169)
Disposals of intangible assets, property, plant and equipment		9
Proceeds from short-term investments	20,000	179,823
Payments for short-term investments	(60,000)	(80,000)
Interest paid		(121)
Interest received	1,275
Cash flow from investing activities	(46,989)	97,439
Cash flow from financing activities
Proceeds from issue of May 2023 Warrants	91,811
Proceeds from share capital increase and capital contribution	153	255
Principal elements of lease payments	(1,813)	(1,315)
Interest paid	(348)	(417)
Cash flow from financing activities	89,803	(1,477)
Cash-based changes in cash and cash equivalents	(59,208)	(26,759)
Effect of foreign exchange rate changes on cash and cash equivalents	(33)	35
Effect of change in expected credit loss provisions	47
Net decrease in cash and cash equivalents	(59,194)	(26,724)
Cash and cash equivalents at the beginning of the period	179,581	129,856
Cash and cash equivalents at the end of the period	€ 120,387	€ 103,132